Calvert
Emerging Markets Advancement Fund
December 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
China — 8.9%
AAC Technologies Holdings, Inc.(1)	22,000	$ 65,379
Alibaba Health Information Technology, Ltd.(2)	154,000	83,734
A-Living Smart City Services Co., Ltd.(3)	24,500	11,241
BeiGene, Ltd.(2)	7,900	110,154
Beijing Enterprises Water Group, Ltd.	136,000	30,313
Blue Moon Group Holdings, Ltd.(3)	64,000	17,704
BYD Co., Ltd., Class H	7,500	206,885
BYD Electronic International Co., Ltd.	14,500	67,987
China Communications Services Corp., Ltd., Class H	106,000	43,956
China Conch Venture Holdings, Ltd.	63,500	52,716
China Datang Corp. Renewable Power Co., Ltd., Class H	77,000	17,757
China Everbright Environment Group, Ltd.	151,000	49,154
China International Capital Corp., Ltd., Class H(3)	40,000	58,771
China International Marine Containers Group Co., Ltd., Class H	37,000	23,676
China Jinmao Holdings Group, Ltd.	186,000	17,898
China Lesso Group Holdings, Ltd.	42,000	21,973
China Literature, Ltd.(2)(3)	14,600	54,446
China Medical System Holdings, Ltd.	31,000	54,936
China MeiDong Auto Holdings, Ltd.(1)	26,000	15,835
China Mengniu Dairy Co., Ltd.	33,000	88,899
China Overseas Land & Investment, Ltd.	47,000	82,921
China Resources Building Materials Technology Holdings, Ltd.	94,000	20,485
China Resources Gas Group, Ltd.	20,200	66,299
China Resources Land, Ltd.	32,000	114,817
China Resources Pharmaceutical Group, Ltd.(3)	39,000	25,637
China Ruyi Holdings, Ltd.(2)	216,000	47,899
China State Construction International Holdings, Ltd.	36,000	41,659
China Tower Corp, Ltd., Class H(3)	568,000	59,701
China Vanke Co., Ltd., Class H	83,100	76,911
Chinasoft International, Ltd.	96,000	73,688
Country Garden Holdings Co., Ltd.(1)(2)	528,000	52,845
Country Garden Services Holdings Co., Ltd.(1)	96,000	83,131
CSPC Pharmaceutical Group, Ltd.	92,000	85,626
Dongyue Group, Ltd.(1)	67,000	48,515
ENN Energy Holdings, Ltd.	10,500	77,537
Far East Horizon, Ltd.	59,000	46,437
Flat Glass Group Co., Ltd., Class H	16,000	27,007
Fuyao Glass Industry Group Co., Ltd., Class H(3)	9,600	46,747
GDS Holdings, Ltd. ADR(1)(2)	4,000	36,480
Geely Automobile Holdings, Ltd.	59,000	64,995
Great Wall Motor Co., Ltd., Class H(1)	29,500	38,348
Greentown China Holdings, Ltd.(1)	30,500	31,104
Greentown Service Group Co., Ltd.(4)	52,000	19,393
Guangdong Investment, Ltd.	64,000	46,583
H World Group, Ltd. ADR	2,500	83,600
Haichang Ocean Park Holdings, Ltd.(1)(2)(3)	120,000	14,608
Haidilao International Holding, Ltd.(3)	28,000	52,233
Haier Smart Home Co., Ltd., Class H	32,200	90,953
Haitong Securities Co., Ltd., Class H	118,000	63,039
Security	Shares	Value
China (continued)
Hangzhou Tigermed Consulting Co., Ltd., Class H(1)(3)	3,000	$ 13,585
Hansoh Pharmaceutical Group Co., Ltd.(3)	26,000	52,548
Hengan International Group Co., Ltd.	13,500	50,253
Hopson Development Holdings, Ltd.(1)(2)	33,660	17,514
Horizon Construction Development, Ltd.(2)	2,185	1,286
Hua Hong Semiconductor, Ltd.(1)(2)(3)	22,000	53,167
Huatai Securities Co., Ltd., Class H(3)	63,000	79,606
Hygeia Healthcare Holdings Co., Ltd.(1)(3)	10,000	45,268
Innovent Biologics, Inc.(2)(3)	11,500	62,979
JD Health International, Inc.(2)(3)	14,900	74,794
JD Logistics, Inc.(2)(3)	49,700	62,323
JD.com, Inc. ADR	7,600	219,564
Jiangsu Expressway Co., Ltd., Class H	52,000	46,789
Jiumaojiu International Holdings, Ltd.(1)(3)	31,000	24,243
JS Global Lifestyle Co., Ltd.(3)	43,500	8,636
Kingboard Chemical Holdings, Ltd.	29,500	70,552
Kingdee International Software Group Co., Ltd.(2)	34,000	49,634
Kingsoft Corp., Ltd.	20,200	62,447
Longfor Group Holdings, Ltd.(3)	31,000	49,751
Lufax Holding, Ltd. ADR	7,275	22,334
Meituan, Class B(2)(3)	36,300	381,105
Microport Scientific Corp.(2)	18,600	20,065
Ming Yuan Cloud Group Holdings, Ltd.(1)(2)	10,000	3,695
NetEase, Inc. ADR	2,800	260,848
NIO, Inc. ADR(2)	12,700	115,189
Nongfu Spring Co., Ltd., Class H(1)(3)	22,000	127,303
PDD Holdings, Inc. ADR(2)	3,700	541,347
Pharmaron Beijing Co., Ltd., Class H(1)(3)	7,050	14,294
Ping An Healthcare and Technology Co., Ltd.(2)(3)	14,800	33,728
Qifu Technology, Inc. ADR	5,000	79,100
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	70,400	68,611
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	12,000	26,137
Shanghai Fudan Microelectronics Group Co., Ltd., Class H(1)	8,000	14,443
Shanghai Junshi Biosciences Co., Ltd., Class H(2)(3)	2,800	6,976
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	18,000	26,335
Sino Biopharmaceutical, Ltd.	145,000	64,502
Sinopharm Group Co., Ltd., Class H	19,600	51,368
Sunny Optical Technology Group Co., Ltd.	10,000	90,909
Tencent Holdings, Ltd.	40,500	1,529,071
Tencent Music Entertainment Group ADR(2)	10,400	93,704
Tingyi Cayman Islands Holding Corp.	68,000	82,932
Tongcheng Travel Holdings, Ltd.(2)(4)	43,600	80,749
Topsports International Holdings, Ltd.(3)	63,000	49,128
TravelSky Technology, Ltd., Class H	28,000	48,415
Trip.com Group, Ltd. ADR(2)	4,700	169,247
Vipshop Holdings, Ltd. ADR(2)	5,700	101,232
Want Want China Holdings, Ltd.	92,000	55,607
Weibo Corp. ADR	4,500	49,275
Weichai Power Co., Ltd., Class H	42,000	70,167
WuXi AppTec Co., Ltd., Class H(3)	5,300	53,997
WuXi Biologics Cayman, Inc.(2)(3)	32,000	121,032

Calvert
Emerging Markets Advancement Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
WuXi XDC Cayman, Inc.(2)	1,002	$ 4,106
Xinyi Energy Holdings, Ltd.(1)	80,000	14,654
Xinyi Solar Holdings, Ltd.	130,000	76,004
XPENG, Inc. ADR(2)	6,100	88,999
Xtep International Holdings, Ltd.	58,500	33,070
Yadea Group Holdings, Ltd.(3)	18,000	31,705
Yihai International Holding, Ltd.	13,000	20,659
Yuexiu Property Co., Ltd.	73,000	59,528
Yum China Holdings, Inc.	3,700	156,991
Zai Lab, Ltd. ADR(1)(2)	2,300	62,859
Zhongsheng Group Holdings, Ltd.	25,000	59,881
Zhuzhou CRRC Times Electric Co., Ltd.	22,700	64,841
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	48,800	26,882
		$8,910,575
Cyprus — 2.3%
Bank of Cyprus Holdings PLC(1)	600,026	$2,316,550
		$2,316,550
Georgia — 7.8%
Bank of Georgia Group PLC	55,000	$2,785,899
Georgia Capital PLC(2)	251,660	3,275,677
TBC Bank Group PLC	47,000	1,694,627
		$7,756,203
Greece — 21.8%
Alpha Services and Holdings S.A.(2)	1,511,300	$2,567,160
Athens Water Supply & Sewage Co. S.A.	30,819	207,216
Eurobank Ergasias S.A., Class A(2)	1,956,192	3,475,617
GEK Terna Holding Real Estate Construction S.A.	36,300	527,223
Hellenic Telecommunications Organization S.A.	144,584	2,059,531
JUMBO S.A.	80,480	2,232,669
LAMDA Development S.A.(2)	48,184	359,575
National Bank of Greece S.A.(2)	373,157	2,592,598
Piraeus Financial Holdings S.A.(2)	901,300	3,184,959
Public Power Corp. S.A.(2)	317,697	3,914,574
Terna Energy S.A.	37,170	652,152
		$21,773,274
India — 8.3%
Aarti Industries, Ltd.	4,236	$33,053
Aarti Pharmalabs, Ltd.(2)	932	5,644
Apollo Hospitals Enterprise, Ltd.	1,922	131,755
Ashok Leyland, Ltd.	17,001	36,983
Asian Paints, Ltd.	5,178	211,131
AU Small Finance Bank, Ltd.(3)	2,829	26,664
Avenue Supermarts, Ltd.(2)(3)	2,757	134,466
Axis Bank, Ltd.	26,025	343,737
Bajaj Finance, Ltd.	3,248	285,298
Bajaj Finserv, Ltd.	5,010	101,554
Bandhan Bank, Ltd.(3)	7,193	20,819
Security	Shares	Value
India (continued)
Bank of Baroda	9,282	$ 25,726
Bharti Airtel, Ltd.	28,171	348,493
Biocon, Ltd.	7,574	22,705
Cipla, Ltd.	9,344	140,304
Coforge, Ltd.	455	34,328
Dabur India, Ltd.	4,163	27,837
Dixon Technologies India, Ltd.(4)	481	37,858
DLF, Ltd.	14,442	125,530
Dr. Lal PathLabs, Ltd.(3)	878	27,210
Federal Bank, Ltd.	13,134	24,673
FSN E-Commerce Ventures, Ltd.(2)	8,411	17,389
Godrej Consumer Products, Ltd.	2,487	33,730
Havells India, Ltd.	3,343	54,920
HCL Technologies, Ltd.	13,932	245,504
HDFC Asset Management Co., Ltd.(3)	1,134	43,677
HDFC Bank, Ltd.	58,565	1,198,757
HDFC Life Insurance Co., Ltd.(3)	12,355	95,926
Hero MotoCorp, Ltd.	2,575	128,196
Hindustan Unilever, Ltd.	9,913	316,684
ICICI Bank, Ltd.	49,125	588,094
IDFC First Bank, Ltd.(2)	40,395	43,058
Indian Energy Exchange, Ltd.(3)	9,475	19,034
Indian Hotels Co., Ltd.	19,930	104,884
Indian Railway Catering & Tourism Corp., Ltd.	3,721	39,460
Indus Towers, Ltd.(2)	11,253	26,754
IndusInd Bank, Ltd.	6,765	129,608
Info Edge India, Ltd.	924	56,930
Kotak Mahindra Bank, Ltd.	12,174	278,338
Laurus Labs, Ltd.(3)	5,460	28,236
LIC Housing Finance, Ltd.	3,672	23,653
LTIMindtree, Ltd.(3)	1,465	110,439
Mahindra & Mahindra Financial Services, Ltd.	9,063	30,143
MakeMyTrip, Ltd.(2)	857	40,262
Marico, Ltd.	1,455	9,565
Maruti Suzuki India, Ltd.	1,727	213,672
Mphasis, Ltd.	1,045	34,329
Nestle India, Ltd.	580	185,614
One 97 Communications, Ltd.(2)	2,373	18,101
Patanjali Foods, Ltd.	2,007	37,855
Punjab National Bank	27,381	31,461
SBI Cards & Payment Services, Ltd.	2,376	21,719
SBI Life Insurance Co., Ltd.(3)	3,436	59,112
Shriram Finance, Ltd.	2,208	54,529
State Bank of India	24,422	188,158
Tata Consultancy Services, Ltd.	9,917	452,444
Tata Elxsi, Ltd.	387	40,554
Tata Motors, Ltd.	26,320	246,408
Tata Teleservices Maharashtra, Ltd.(2)	10,694	11,751
Tech Mahindra, Ltd.	10,758	164,358
Titan Co., Ltd.	4,844	214,407
Trent, Ltd.	1,414	51,812

Calvert
Emerging Markets Advancement Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
TVS Motor Co., Ltd.	1,933	$ 47,087
Vodafone Idea, Ltd.(2)	119,318	22,910
Voltas, Ltd.	2,965	34,837
Wipro, Ltd.	26,588	150,661
WNS Holdings, Ltd. ADR(2)	586	37,035
Yes Bank, Ltd.(2)	101,067	25,975
Zee Entertainment Enterprises, Ltd.(2)	11,487	37,916
Zomato, Ltd.(2)	99,265	147,337
		$8,339,051
Poland — 8.6%
Allegro.eu S.A.(2)(3)	60,800	$514,622
Bank Polska Kasa Opieki S.A.	22,800	881,522
Budimex S.A.	1,700	270,497
CD Projekt S.A.	10,000	292,360
Cyfrowy Polsat S.A.(2)	32,637	102,280
Dino Polska S.A.(2)(3)	6,400	749,346
Inter Cars S.A.	1,200	184,190
KGHM Polska Miedz S.A.	39,500	1,232,153
KRUK S.A.	2,400	291,024
LPP S.A.	137	563,918
mBank S.A.(2)	1,700	231,152
Orange Polska S.A.	86,331	178,682
PGE Polska Grupa Energetyczna S.A.(2)	112,300	247,740
Powszechna Kasa Oszczednosci Bank Polski S.A.(2)	112,400	1,438,028
Powszechny Zaklad Ubezpieczen S..A	73,200	879,258
Santander Bank Polska S.A.	4,400	547,926
		$8,604,698
Slovenia — 2.1%
Nova Ljubljanska Banka dd GDR(4)	111,200	$2,077,746
		$2,077,746
South Korea — 18.7%
AMOREPACIFIC Corp.	1,021	$114,535
AMOREPACIFIC Group	762	17,244
CJ CheilJedang Corp.	553	138,795
Coway Co., Ltd.	1,541	68,158
DB HiTek Co., Ltd.	800	36,218
Doosan Enerbility Co., Ltd.(2)	21,879	268,809
Hana Financial Group, Inc.	11,201	375,733
Hanmi Pharm Co., Ltd.	358	97,668
Hanon Systems	4,247	23,923
Hansol Chemical Co., Ltd.	361	63,274
HMM Co., Ltd.	11,375	172,573
Hotel Shilla Co., Ltd.	887	44,883
HYBE Co., Ltd.	771	139,219
Hyundai Engineering & Construction Co., Ltd.	4,118	111,159
Hyundai Engineering & Construction Co., Ltd., PFC Shares	15	598
Hyundai Glovis Co., Ltd.	531	78,680
Hyundai Marine & Fire Insurance Co., Ltd.	1,826	43,811
Security	Shares	Value
South Korea (continued)
Hyundai Mobis Co., Ltd.	2,030	$ 371,922
Hyundai Motor Co.	4,439	698,276
Kakao Corp.(2)	9,810	411,526
Kakao Games Corp.(2)	1,157	23,124
Kakaopay Corp.(2)	451	17,147
KB Financial Group, Inc.	13,147	548,516
Kia Corp.	8,425	651,533
Korea Investment Holdings Co., Ltd.	1,386	65,646
Krafton, Inc.(2)	848	127,028
KT Corp.	3,811	101,615
L&F Co., Ltd.	935	146,762
LG Chem, Ltd.	1,535	590,397
LG Display Co., Ltd.	5,999	59,064
LG Electronics, Inc.	3,932	309,204
LG H&H Co., Ltd.	296	81,307
LG Innotek Co., Ltd.	375	69,457
Meritz Financial Group, Inc.(2)	1,577	72,150
Mirae Asset Securities Co., Ltd.	8,724	51,517
NAVER Corp.	4,239	733,433
Netmarble Corp.(2)(3)	576	25,845
NH Investment & Securities Co., Ltd.	3,800	30,392
POSCO Holdings, Inc.	2,119	814,735
Samsung C&T Corp.	4,166	417,885
Samsung Electro-Mechanics Co., Ltd.	1,897	224,750
Samsung Electronics Co., Ltd.	112,910	6,853,275
Samsung Heavy Industries Co., Ltd.(2)	32,335	193,827
Samsung SDS Co., Ltd.	1,109	145,843
Samsung Securities Co., Ltd.	1,918	57,138
SD Biosensor, Inc.(2)	1,600	14,178
Shinhan Financial Group Co., Ltd.	18,141	562,436
SK Biopharmaceuticals Co., Ltd.(2)	1,616	125,485
SK Bioscience Co., Ltd.(2)	1,443	80,386
SK Hynix, Inc.	14,349	1,566,020
SK IE Technology Co., Ltd.(2)(3)	871	52,996
SK Square Co., Ltd.(2)	3,369	136,918
SK Telecom Co., Ltd.	1,625	63,131
Woori Financial Group, Inc.	21,141	212,785
Yuhan Corp.	3,864	206,016
		$18,708,945
Taiwan — 4.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	232,000	$4,447,797
		$4,447,797
Turkey — 3.4%
Akbank TAS	406,255	$502,439
Coca-Cola Icecek A/S	9,421	167,537
Ford Otomotiv Sanayi A/S	19,178	481,059
Haci Omer Sabanci Holding A/S	173,994	356,188
Hektas Ticaret TAS(2)	277,749	189,080
Tofas Turk Otomobil Fabrikasi A/S	33,074	235,428

Calvert
Emerging Markets Advancement Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
Turkcell Iletisim Hizmetleri A/S	156,841	$ 298,149
Turkiye Is Bankasi A/S, Class C	482,351	381,123
Turkiye Sise ve Cam Fabrikalari A/S	359,956	558,682
Yapi ve Kredi Bankasi A/S	357,339	236,192
		$ 3,405,877
United Arab Emirates — 8.4%
Abu Dhabi Commercial Bank PJSC	303,675	$ 759,330
Aldar Properties PJSC	1,399,268	2,036,973
Alpha Dhabi Holding PJSC(2)	69,748	357,101
Dubai Financial Market PJSC	188,038	71,203
Dubai Islamic Bank PJSC	116,847	182,017
Emirates Central Cooling Systems Corp.	1,420,607	642,648
Emirates Integrated Telecommunications Co. PJSC	116,505	164,622
Emirates Telecommunications Group Co. PJSC	515,870	2,757,686
Fertiglobe PLC	90,265	72,947
First Abu Dhabi Bank PJSC	361,048	1,371,453
		$8,415,980
Vietnam — 2.9%
Digiworld Corp.	290,200	$624,800
FPT Corp.	476,800	2,019,153
Gemadept Corp.	91,800	266,457
		$2,910,410
Total Common Stocks (identified cost $85,385,727)		$97,667,106

Short-Term Investments — 1.4%

Affiliated Fund — 1.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(5)	1,318,253	$ 1,318,253
Total Affiliated Fund (identified cost $1,318,253)		$ 1,318,253
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(6)	55,207	$ 55,207
Total Securities Lending Collateral (identified cost $55,207)		$ 55,207
Total Short-Term Investments (identified cost $1,373,460)		$ 1,373,460
Value
Total Investments — 99.1% (identified cost $86,759,187)	$99,040,566
Other Assets, Less Liabilities — 0.9%	$ 935,950
Net Assets — 100.0%	$99,976,516

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $910,689 and the total market value of the collateral received by the Fund was $962,272, comprised of cash of $55,207 and U.S. government and/or agencies securities of $907,065.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $3,595,648 or 3.6% of the Fund's net assets.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of these securities is $2,215,746 or 2.2% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(6)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Emerging Markets Advancement Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

At December 31, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	38.2%
Information Technology	17.9
Consumer Discretionary	10.4
Communication Services	10.1
Utilities	5.9
Industrials	4.2
Materials	3.3
Real Estate	3.1
Consumer Staples	2.7
Health Care	1.9
Total	97.7%
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,647,201	EUR	4,300,000	Standard Chartered Bank	1/5/24	$ —	$(100,150)
USD	11,535,420	EUR	10,650,000	Standard Chartered Bank	1/5/24	—	(222,553)
INR	561,000,000	USD	6,705,369	UBS AG	3/20/24	12,550	—
USD	4,466,136	CNH	31,700,000	Goldman Sachs International	3/20/24	—	(6,283)
USD	17,880,165	CNH	126,900,000	Standard Chartered Bank	3/20/24	—	(23,620)
						$12,550	$(352,606)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
MSCI Emerging Markets Index	154	Long	3/15/24	$7,959,490	$389,704
					$389,704

Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
OTC	– Over-the-counter
PFC Shares	– Preference Shares

Calvert
Emerging Markets Advancement Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Currency Abbreviations:
CNH	– Yuan Renminbi Offshore
EUR	– Euro
INR	– Indian Rupee
USD	– United States Dollar
At December 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: During the fiscal year to date ended December 31, 2023, the Fund entered into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2023, the Fund entered into forward foreign currency exchange contracts and currency options to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Affiliated Investments
At December 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,318,253, which represents 1.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,086	$6,553,117	$(5,239,950)	$ —	$ —	$1,318,253	$9,161	1,318,253

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
China	$2,084,875	$6,825,700	$ —	$8,910,575
Cyprus	—	2,316,550	—	2,316,550
Georgia	—	7,756,203	—	7,756,203
Greece	—	21,773,274	—	21,773,274
India	77,297	8,261,754	—	8,339,051
Poland	—	8,604,698	—	8,604,698
Slovenia	—	2,077,746	—	2,077,746
South Korea	—	18,708,945	—	18,708,945
Taiwan	—	4,447,797	—	4,447,797
Turkey	—	3,405,877	—	3,405,877

Calvert
Emerging Markets Advancement Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
United Arab Emirates	$ —	$8,415,980	$ —	$8,415,980
Vietnam	—	2,910,410	—	2,910,410
Total Common Stocks	$2,162,172	$95,504,934(1)	$ —	$97,667,106
Short-Term Investments:
Affiliated Fund	$1,318,253	$ —	$ —	$1,318,253
Securities Lending Collateral	55,207	—	—	55,207
Total Investments	$3,535,632	$95,504,934	$ —	$99,040,566
Forward Foreign Currency Exchange Contracts	$ —	$12,550	$ —	$12,550
Futures Contracts	389,704	—	—	389,704
Total	$3,925,336	$95,517,484	$ —	$99,442,820
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(352,606)	$ —	$(352,606)
Total	$ —	$(352,606)	$ —	$(352,606)

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.